Sigificant Accounting Policies (Details) - Schedule of property plant and equipment	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Office equipment and furniture [Member]
Sigificant Accounting Policies (Details) - Schedule of property plant and equipment [Line Items]
Useful life		5 years
Vehicles [Member]
Sigificant Accounting Policies (Details) - Schedule of property plant and equipment [Line Items]
Useful life	5 years	5 years
Vessels [Member]
Sigificant Accounting Policies (Details) - Schedule of property plant and equipment [Line Items]
Useful life		5 years